SHORT-TERM INVESTMENTS, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jul. 15, 2019 USD ($)
Short-term investments		$ 0	$ 0
Impairment of short-term investment | ¥	¥ 67,169
Cornerstone Management, Inc
Short-term investments				$ 10,000
Interest rate on investments				8.00%